Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Accounts Payable and Accrued Liabilities

	2016	2017
Payables to contractors and equipment suppliers	105,674	82,444
Payables to telecommunications products suppliers	5,005	4,548
Customer/contractor deposits	4,869	5,262
Repair and maintenance expense payables	4,795	5,348
Bills payable	68	49
Salary and welfare payables	2,798	3,711
Interest payable	1,303	709
Amounts due to services providers/content providers	1,412	2,253
Accrued expenses	12,583	14,845
Others	4,717	6,091

	143,224	125,260

Summary of Aging Analysis of Accounts Payables and Accrued Liabilities

The aging analysis of accounts payables and accrued liabilities is based on the invoice date as follows:

	2016	2017
Less than six months	120,191	104,691
Six months to one year	11,689	9,009
More than one year	11,344	11,560

	143,224	125,260